UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Penner
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     212-455-0900
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Charles Penner              New York, New York           November 14, 2008
------------------------   ------------------------------    -----------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        66
                                               -------------

Form 13F Information Table Value Total:        $2,148,782
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE







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                                                      Form 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
---------------------------- ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
---------------------------- ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
ACE LTD                      SHS              H0023R105   37,945     700,988  SH         SOLE              700,988
ACTUATE CORP                 COM              00508B102   11,065   3,161,305  SH         SOLE            3,161,305
AETNA INC NEW                COM              00817Y108   82,804   2,293,116  SH         SOLE            2,293,116
AGILYSYS INC                 COM              00847J105    8,487     841,090  SH         SOLE              841,090
AK STL HLDG CORP             COM              001547108   40,864   1,576,553  SH         SOLE            1,576,553
AMERICAN ITALIAN PASTA CO    CL A             027070101   50,235   3,026,223  SH         SOLE            3,026,223
ARCADIA RES INC              COM              039209101    2,681  15,235,396  SH         SOLE           15,235,396
BANK OF AMERICA CORPORATION  COM              060505104   38,493   1,099,800  SH         SOLE            1,099,800
CHUBB CORP                   COM              171232101   63,815   1,162,379  SH         SOLE            1,162,379
CIGNA CORP                   COM              125509109   25,546     751,800  SH         SOLE              751,800
COLEMAN CABLE INC            COM              193459302   27,444   2,736,211  SH         SOLE            2,736,211
COMMSCOPE INC                COM              203372107   98,332   2,838,670  SH         SOLE            2,838,670
CONVERGYS CORP               COM              212485106  232,433  15,726,199  SH         SOLE           15,726,199
COPART INC                   COM              217204106  263,499   6,934,187  SH         SOLE            6,934,187
COREL CORP NEW               COM              21869X103   12,750   1,499,982  SH         SOLE            1,499,982
EV3 INC                      COM              26928A200    7,307     727,805  SH         SOLE              727,805
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109   29,361   1,029,850  SH         SOLE            1,029,850
GENERAL MTRS CORP            COM              370442105      945     100,000  SH CALL    SOLE
GIGAMEDIA LTD                ORD              Y2711Y104    5,229     709,428  SH         SOLE              709,428
GRAPHIC PACKAGING HLDG CO    COM              388689101   14,034   5,613,525  SH         SOLE            5,613,525
GSC ACQUISITION COMPANY      UNIT 99/99/9999  40053G205    4,635     500,000  SH         SOLE              500,000
HANOVER INS GROUP INC        COM              410867105   11,380     250,000  SH         SOLE              250,000
HARRIS CORP DEL              COM              413875105    7,743     167,600  SH         SOLE              167,600
HAYES LEMMERZ INTL INC       COM NEW          420781304   13,807   5,057,500  SH         SOLE            5,057,500
HCC INS HLDGS INC            COM              404132102  108,612   4,022,668  SH         SOLE            4,022,668
HEALTH NET INC               COM              42222G108  161,174   6,829,388  SH         SOLE            6,829,388
HILLTOP HOLDINGS INC         COM              432748101    7,534     730,000  SH         SOLE              730,000
HOLLY CORP                   COM PAR $0.01    435758305    4,040     139,700  SH         SOLE              139,700
INGERSOLL-RAND COMPANY LTD   CL A             G4776G101   10,910     350,000  SH CALL    SOLE
INGERSOLL-RAND COMPANY LTD   CL A             G4776G101    4,931     158,200  SH CALL    SOLE
INVITROGEN CORP              COM              46185R100  102,078   2,700,474  SH         SOLE            2,700,474
JDA SOFTWARE GROUP INC       COM              46612K108    3,765     247,540  SH         SOLE              247,540
JOHN BEAN TECHNOLOGIES CORP  COM              477839104    6,710     530,000  SH         SOLE              530,000
KBR INC                      COM              48242W106   25,583   1,675,381  SH         SOLE            1,675,381
KBR INC                      COM              48242W106    2,291     150,000  SH CALL    SOLE
LEHMAN BROS HLDGS INC        COM              524908100        5      37,900  SH         SOLE               37,900
LIBERTY ACQUISITION HLDGS CO UNIT 99/99/9999  53015Y206   26,700   3,000,000  SH         SOLE            3,000,000
M & F WORLDWIDE CORP         COM              552541104   10,172     254,300  SH         SOLE              254,300
MACROVISION SOLUTIONS CORP   COM              55611C108    6,515     423,600  SH         SOLE              423,600
MARATHON OIL CORP            COM              565849106   40,492   1,015,602  SH         SOLE            1,015,602
MAXIMUS INC                  COM              577933104   34,764     943,634  SH         SOLE              943,634
MCDONALDS CORP               COM              580135101    3,875      62,800  SH         SOLE               62,800
MEDAREX INC                  COM              583916101    8,088   1,250,000  SH         SOLE            1,250,000
MEDICIS PHARMACEUTICAL CORP  CL A NEW         584690309   14,440     968,500  SH         SOLE              968,500
MERCURY GENL CORP NEW        COM              589400100    2,787      50,900  SH         SOLE               50,900
MF GLOBAL LTD                SHS              G60642108   38,315   8,828,373  SH         SOLE            8,828,373
MICROSOFT CORP               COM              594918104   13,345     500,000  SH CALL    SOLE
NBTY INC                     COM              628782104   36,851   1,248,330  SH         SOLE            1,248,330
PFIZER INC                   COM              717081103   41,103   2,229,000  SH         SOLE            2,229,000
PRG-SCHULTZ INTERNATIONAL IN COM NEW          69357C503    7,040     785,660  SH         SOLE              785,660
PRICE T ROWE GROUP INC       COM              74144T108    4,136      77,000  SH         SOLE               77,000
QLT INC                      COM              746927102   11,662   3,577,269  SH         SOLE            3,577,269
QUANEX BUILDING PRODUCTS COR COM              747619104   13,378     877,800  SH         SOLE              877,800
REGIONAL BK HOLDRS TR        DEPOSITRY RCPT   75902E100   37,520     349,800  SH         SOLE              349,800
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   19,890   1,000,000  SH CALL    SOLE
SHIRE LIMITED                SPONSORED ADR    82481R106   22,175     464,390  SH         SOLE              464,390
SPDR SERIES TRUST            KBW REGN BK ETF  78464A698   20,807     586,100  SH         SOLE              586,100
TELEPHONE & DATA SYS INC     COM              879433100   23,562     659,069  SH         SOLE              659,069
TELETECH HOLDINGS INC        COM              879939106    7,866     632,292  SH         SOLE              632,292
TRANSFORMA ACQUISITION GROUP COM              89366E100    7,820   1,000,000  SH         SOLE            1,000,000
TRANSFORMA ACQUISITION GROUP *W EXP 12/19/201 89366E118      220   1,000,000  SH         SOLE            1,000,000
ULURU INC                    COM              90403T100    9,409   9,409,410  SH         SOLE            9,409,410
WELLS FARGO & CO NEW         COM              949746101   59,767   1,592,500  SH         SOLE            1,592,500
WILLIAMS COS INC DEL         COM              969457100   85,269   3,605,461  SH         SOLE            3,605,461
X-RITE INC                   COM              983857103      319      90,637  SH         SOLE               90,637
XERIUM TECHNOLOGIES INC      COM              98416J100   12,028   1,867,700  SH         SOLE            1,867,700

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